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[ZURICH LIFE LETTERHEAD]




VIA EDGAR

May 5, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re:  Federal Kemper Life Assurance Company ("FKLA") and its
          FKLA Variable Annuity Separate Account ("Registrant")
          File Nos. 333-106150 and 811-21372

          Rule 497(j) Certification


Commissioners:

On behalf of the above-referenced Registrant, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of prospectus and Statement of Additional Information, dated May 1, 2004, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registration statement. The text of the most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 30, 2004.

Please call the undersigned at (847) 930-8278 if you have any questions or comments.

Yours truly,

/s/ Juanita M. Thomas
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Juanita M. Thomas
Attorney at Law